Loans and Allowance for Credit Losses - Summary of Originated and ANCI Loans that Were Modified Into TDRs (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017 USD ($) TDRs	Sep. 30, 2016 USD ($) TDRs	Sep. 30, 2017 USD ($) TDRs	Sep. 30, 2016 USD ($) TDRs	Dec. 31, 2016 USD ($) TDRs	Dec. 31, 2015 USD ($) TDRs	Dec. 31, 2014 USD ($) TDRs
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs		1	4	4	7	9	11	9
Recorded Investment | $		$ 285	$ 37,003	$ 1,085	$ 44,361	$ 44,695	$ 27,038	$ 4,205
Number of TDRs | TDRs	[1]						2	3
Recorded Investment | $	[1]						$ 459	$ 1,179
Commercial and Industrial
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs			4		5	6	5	1
Recorded Investment | $			$ 37,003		$ 43,841	$ 43,609	$ 26,459	$ 2,773
Commercial and Industrial | General C&I
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs			1	1	1	1	3
Recorded Investment | $			$ 7,896	$ 193	$ 7,896	$ 5,496	$ 9,840
Commercial and Industrial | Energy Sector
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs			3		4	5	2	1
Recorded Investment | $			$ 29,107		$ 35,945	$ 38,113	$ 16,619	$ 2,773
Consumer
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs				2	2	2	6	7
Recorded Investment | $				$ 747	$ 520	$ 534	$ 579	$ 1,256
Number of TDRs | TDRs	[1]							1
Recorded Investment | $	[1]							$ 101
Consumer | Residential Real Estate
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs				1	1	1	5	7
Recorded Investment | $				$ 462	$ 336	$ 334	$ 273	$ 1,256
Number of TDRs | TDRs	[1]							1
Recorded Investment | $	[1]							$ 101
Consumer | Other
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs		1		1	1	1	1
Recorded Investment | $		$ 285		$ 285	$ 184	$ 200	$ 306
Small Business Lending
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs				1		1		1
Recorded Investment | $				$ 145		$ 552		$ 176
Number of TDRs | TDRs	[1]						2	2
Recorded Investment | $	[1]						$ 459	$ 1,078

[1]	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.